INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other financial assets (Details) - USD ($)	Mar. 31, 2024	Jun. 30, 2023
Current
Restricted short-term deposits		$ 212,703
US Treasury bills	$ 4,497,915	9,163,298
Mutual funds	9,304,234	1,596,539
Other investments	2,650,934	1,162,480
Other financial assets	16,453,083	12,135,020
Non-current
Shares of Bioceres S.A.	444,410	444,635
Other investments	315	274
Other financial assets	$ 444,725	$ 444,909